9. Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Beginning Balance	$ 0
Issuances of compound derivative instrument	(1,419,105)
Change in fair value of compund derivative instrument	(2,125,117)
Ending Balance	$ (3,544,222)